Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional paid-in capital	Accumulated Other Comprehensive Loss	Statutory Reserve	Retained Earnings	Total
Balance at Dec. 31, 2022		$ 641,026		$ (691,903)	$ 1,721,266	$ 12,858,122	$ 14,528,511
Balance (in Shares) at Dec. 31, 2022	[1]	20,000,000
Net income (Loss)						3,032,577	3,032,577
Transfer to statutory reserve					399,503	(399,503)
Foreign currency translation adjustment				(566,358)			(566,358)
Dividend declared						(247,731)	(247,731)
Balance at Dec. 31, 2023		$ 641,026		(1,258,261)	2,120,769	15,243,465	16,746,999
Balance (in Shares) at Dec. 31, 2023	[1]	20,000,000
Net income (Loss)						(361,016)	(361,016)
Transfer to statutory reserve					132,408	(132,408)
Foreign currency translation adjustment				(344,879)			(344,879)
Dividend declared						(3,377,564)	(3,377,564)
Balance at Dec. 31, 2024		$ 641,026		(1,603,140)	2,253,177	11,372,477	12,663,540
Balance (in Shares) at Dec. 31, 2024	[1]	20,000,000
Net income (Loss)						556,829	556,829
Transfer to statutory reserve					112,415	(112,415)
Foreign currency translation adjustment				605,921			605,921
Issuance of shares under initial public offering		$ 80,128	7,604,179				7,684,307
Issuance of shares under initial public offering (in Shares)	[1]	2,500,000
Issuance of shares under over-allotment		$ 6,090	691,034				697,124
Issuance of shares under over-allotment (in Shares)	[1]	190,000
Balance at Dec. 31, 2025		$ 727,244	$ 8,295,213	$ (997,219)	$ 2,365,592	$ 11,816,891	$ 22,207,721
Balance (in Shares) at Dec. 31, 2025	[1]	22,690,000

[1]	Shares presented on a retroactive basis to reflect the reorganization in note 1.